SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of ordinary shares reflected in the condensed consolidated balance sheets

Redeemable convertible preferred stock consisted of the following at September 30, 2021 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A‑1	1,711,755	1,689,193	7,505	$7,113	1,689,193
Series A‑2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A‑3	1,730,874	1,730,874	5,188	7,460	1,730,874
Series A‑4	2,159,022	1,450,529	4,347	2,602	1,450,529
Series A‑5	1,977,114	1,977,114	24,539	49,151	1,977,114
Series Growth	2,538,274	2,538,274	31,500	63,381	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	59,223	2,370,803
Series 3 Growth	6,308,529	5,818,895	100,492	164,733	5,818,895
Total	19,957,625	18,736,936	$206,971	$356,696	18,736,936

Redeemable convertible preferred stock consisted of the following at December 31, 2020 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A‑1	1,711,755	1,636,971	7,273	$6,176	1,636,971
Series A‑2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A‑3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A‑4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A‑5	1,977,114	1,977,114	24,536	24,991	1,977,114
Series Growth	2,538,274	2,538,274	31,500	32,763	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	30,684	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	108,813	5,818,895
Total	19,957,625	18,446,525	$257,424	$213,525	18,446,525

Redeemable convertible preferred stock consisted of the following at December 31, 2020 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,636,971	7,273	$6,176	1,636,971
Series A-2 redeemable convertible preferred stock (“Series A-2”)	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	24,991	1,977,114
Series Growth redeemable convertible preferred stock (“Series Growth”)	2,538,274	2,538,274	31,500	32,763	2,538,274
Series 2 Growth redeemable convertible preferred stock (“Series 2 Growth”)	2,370,803	2,370,803	30,370	30,684	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	108,813	5,818,895
Total	19,957,625	18,446,525	$257,424	$213,525	18,446,525

Redeemable convertible preferred stock consisted of the following at December 31, 2019 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,636,971	$7,273	$6,176	1,636,971
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A-4	2,159,022	1,439,352	5,430	2,466	1,439,352
Series A-5	1,977,114	1,977,114	24,536	24,536	1,977,114
Series Growth	2,538,274	2,538,274	31,500	31,500	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	30,370	2,370,803
Series 3 Growth	5,355,049	2,973,270	77,037	51,348	2,973,270
Total	19,004,145	15,589,723	$183,650	$153,892	15,589,723

Schedule of Earnings Per Share, Basic and Diluted

	Nine Months Ended
	September 30,
	2021	2020
Numerator:
Net loss	$(74,055)	$(11,965)
Accretion of redeemable convertible preferred stock to redemption value	(139,237)	(6,568)
Accretion of noncontrolling interest put option to redemption value	(285)	(467)
Net loss attributable to common stockholders	$(213,577)	$(19,000)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,161,848	2,147,064
Net loss per share, basic and diluted	$(98.79)	$(8.85)

	December 31,
	2020	2019
Numerator:
Net loss	$(25,905)	$(22,964)
Accretion of redeemable convertible preferred stock to redemption value	(11,372)	10,400
Accretion of noncontrolling interest put option to redemption value	(567)	—
Net loss attributable to common stockholders	$(37,844)	$(12,564)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,149,182	2,120,200
Net loss per share, basic and diluted	$(17.61)	$(5.93)

CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Schedule of ordinary shares reflected in the condensed consolidated balance sheets

At December 31, 2020, the common stock reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus:
Accretion of carrying value to redemption value	26,667,374
Class A common stock subject to possible redemption, 12/31/20	276,033,447

Schedule of ordinary shares

At September 30, 2021 and December 31, 2020, the ordinary shares reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Ordinary shares issuance costs	(15,179,714)
Plus:
Accretion of carrying value to redemption value	26,667,374

Ordinary shares subject to possible redemption, 12/31/20	276,033,447
Accretion of carrying value to redemption value	(4,772)
Ordinary shares subject to possible redemption, 9/30/21	$276,028,675

Schedule of Earnings Per Share, Basic and Diluted

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

							For the Period from
	Three Months Ended		Nine Months Ended		Three Months Ended		February 14,
	September 30,		September 30,		September 30,		2020 (Inception) Through
	2021		2021		2020		September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$(11,404,326)	$(2,851,082)	$(2,925,918)	$(731,480)	$(89,850)	$(23,841)	$(72,126)	$(42,565)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	27,600,000	6,900,000	25,780,220	6,840,659	10,761,468	6,350,917
Basic and diluted net income (loss) per common share	$(0.41)	$(0.41)	$(0.11)	$(0.11)	$(0.00)	$(0.00)	$(0.01)	$(0.01)

For the Period
from
February 14,
2020
(Inception)
Through
December 31,
2020
Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$174,810
Less: interest available to be withdrawn for payment of taxes	(146,895)
Less: interest available to be withdrawn for working capital	—
Net income attributable to Class A common stock subject to possible redemption	$27,915
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,524,620
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(15,294,860)
Net income allocable to Class A common stock subject to possible redemption	(27,915)
Non-Redeemable Net Loss	$(15,322,775)
Denominator: Weighted Average Non-redeemable common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,269,814
Basic and diluted net loss per share, Non-redeemable common stock	$(1.85)

	For the Period from
	February 14,
	2020 (inception) Through
	December 31,
	2020
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	(10,821,703)	(4,473,157)
Denominator:	—
Basic and diluted weighted average stock outstanding	15,758,710	6,513,871
Basic and diluted net loss per common share	(0.69)	(0.69)